LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2017
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

7.      LOSS ON DEBT REFINANCING

2017

On March 31, 2017, the Corporation issued a notice for the redemption of all its issued and outstanding 6.875% Senior Notes due July 15, 2021 in aggregate principal amount of $125.0 million. On May 1, 2017, the Senior Notes were redeemed for a cash consideration of $129.3 million. This transaction resulted in a loss of $5.2 million in 2017.

2016

On December 2, 2016, the Corporation issued a notice for the redemption of an aggregate principal amount of $175.0 million of its issued and outstanding 6.875% Senior Notes due July 15, 2021. On January 5, 2017, the Senior Notes were redeemed for a cash consideration of $181.0 million. This transaction resulted in a loss of $7.3 million in 2016.

2015

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On April 10, 2015, the Corporation redeemed all of its issued and outstanding 6.375% Senior Notes due December 15, 2015, in aggregate principal amount of US$175.0 million and the related hedging contracts were unwound for a total cash consideration of $204.5 million.

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On July 16, 2015, the Corporation redeemed all of its issued and outstanding 9.125% Senior Notes due April 15, 2018, in aggregate principal amount of US$75.0 million and the related hedging contracts were unwound for a total cash consideration of $75.9 million.

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On July 16, 2015, the Corporation redeemed all of its issued and outstanding 7.125% Senior Notes due January 15, 2020, in aggregate principal amount of $300.0 million for a total cash consideration of $310.7 million.

These transactions resulted in a total loss of $12.2 million in 2015, net of a gain of $3.9 million previously reported in other comprehensive income.